Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

        The Company's uranium recovery operations are subject to federal and state regulations for the protection of the environment, including water quality. Future closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on their accrual for costs. The Company believes its operations are materially compliant with current environmental regulations.

        At any given time, the Company may enter into negotiations to settle outstanding legal proceedings and any resulting accruals will be estimated based on the relevant facts and circumstances applicable at that time. We do not expect that such settlements will, individually or in the aggregate, have a material effect on the Company's financial position, results of operations or cash flows.

11. COMMITMENTS AND CONTINGENCIES

Environmental Considerations

The Company’s uranium recovery operations are subject to federal and state regulations for the protection of the environment, including water quality. Future closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on their accrual for costs. The Company believes its operations are compliant with current environmental regulations.

Sales Contracts

In March 2006, the Company first amended its sales contracts with Itochu Corporation (“Itochu”) and UG U.S.A., Inc. (“UG”) that superseded the previously existing contracts. Each contract provides for delivery of one- half of the Company’s actual production from its properties in Texas currently owned or hereafter acquired by the Company (excluding two specifically identified large ranch properties in South Texas). Uranium deliveries from the inception of the contracts through December 31, 2018 have totaled approximately 510,000 pounds to Itochu and 480,000 pounds to UG.

Legal Settlements

At any given time, the Company may enter into negotiations to settle outstanding legal proceedings and any resulting accruals will be estimated based on the relevant facts and circumstances applicable at that time.  The Company does not expect that such settlements will, individually or in the aggregate, have a material effect on its financial position, results of operations or cash flows.